Equity (Details 4) (Stock Options [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Shares Under Option
Shares Under Option Outstanding at January 1, 2011	32,702,331
Granted Shares Under Option	5,471,447
Exercised Shares Under Option	(2,944,529)
Expired Shares Under Option	(317,342)
Forfeited Shares Under Option	(198,381)
Shares Under Option Outstanding at December 31, 2011	34,713,526
Shares Under Option Aggregate number of stock options expected to vest at December 31, 2011	33,596,536
Shares Under Option Exercisable at December 31, 2011	24,345,356
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding at January 1, 2011	$ 38.47
Granted Weighted Average Exercise Price	$ 45.16	$ 35.06	$ 23.61
Exercised Weighted Average Exercise Price	$ 29.83
Expired Weighted Average Exercise Price	$ 42.32
Forfeited Weighted Average Exercise Price	$ 38.34
Weighted Average Exercise Price Outstanding at December 31, 2011	$ 40.22
Weighted Average Exercise Price Aggregate number of stock options expected to vest at December 31, 2011	$ 40.31
Weighted Average Exercise Price Exercisable at December 31, 2011	$ 41.06
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term Outstanding at January 1, 2011	5.30
Weighted Average Remaining Contractual Term Outstanding at December 31, 2011	5.35
Weighted Average Remaining Contractual Term Aggregate number of stock options expected to vest at December 31, 2011	5.25
Weighted Average Remaining Contractual Term Exercisable at December 31, 2011	4.02
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding at January 1, 2011	$ 195
Aggregate Intrinsic Value Outstanding at December 31, 2011	0
Aggregate Intrinsic Value Aggregate number of stock options expected to vest at December 31, 2011	0
Aggregate Intrinsic Value Exercisable at December 31, 2011	$ 0